Financial Risk Management - Schedule of Contractual Undiscounted Cash Flows Analysed by Maturity and Currency (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	£ 896	£ 1,113
Rate derivatives - inflows	(338)	(537)
Rate derivatives - outflows	355	542
FX forwards - inflows	(148)	(68)
FX forwards - outflows	148	68
Total	913	1,118
US Dollars [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	162	166
Rate derivatives - inflows	(9)	(12)
Rate derivatives - outflows	203	209
FX forwards - outflows	90	36
Total	446	399
Sterling [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	468	481
Rate derivatives - inflows	(150)	(152)
Rate derivatives - outflows	150	330
FX forwards - inflows	(148)	(68)
Total	320	591
Other currency [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	266	466
Rate derivatives - inflows	(179)	(373)
Rate derivatives - outflows	2	3
FX forwards - outflows	58	32
Total	147	128
In less than one year [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	107	200
Rate derivatives - inflows	(7)	(186)
Rate derivatives - outflows	12	180
FX forwards - inflows	(148)	(68)
FX forwards - outflows	148	68
Total	112	194
One to five years [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	386	497
Rate derivatives - inflows	(331)	(350)
Rate derivatives - outflows	339	350
Total	394	497
Later than five years [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	403	416
Rate derivatives - inflows		(1)
Rate derivatives - outflows	4	12
Total	£ 407	£ 427